Note 4 - Property and Equipment (Tables)	9 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,	March 31,
	2022	2022
	(unaudited)
Leasehold improvements	$-	$18,052
Machinery and equipment	2,409,345	3,333,045
Total property and equipment	2,409,345	3,351,097
Accumulated depreciation and impairment	(1,337,407)	(844,359)
Property and equipment, net	$1,071,938	$2,506,738

Schedule of Depreciation Expense [Table Text Block]
	Nine Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)

Depreciation expense	$144,640	$327,178
	Three Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)

Depreciation expense	$49,861	$109,060